Cover	Jul. 28, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2025
Entity File Number	000-23877
Entity Registrant Name	HERITAGE COMMERCE CORP
Entity Central Index Key	0001053352
Entity Tax Identification Number	77-0469558
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	224 Airport Parkway
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	408
Local Phone Number	947-6900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	HTBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false